MEZZANINE EQUITY	12 Months Ended
Dec. 31, 2016
MEZZANINE EQUITY [Abstract]
MEZZANINE EQUITY
14. MEZZANINE EQUITY

In May 2014, the Company entered into share purchase agreements with Bison Mobile Limited and other third party investors, pursuant to which Bison Mobile Limited agreed to purchase up to 3.75% of equity interest in FL Mobile Inc., and the Company has the right but not the obligation to sell up to 2.13% of equity interest in FL Mobile Inc. to other third party investors. FL Mobile Inc. issued shares representing 4.94% of the equity interest to Bison Mobile Limited and other third party investors (collectively the “non-controlling shareholders”) pursuant to the share purchase agreements entered into prior to December 31, 2014 for an aggregate consideration of US$21,603.

Under the share purchase agreements, the non-controlling shareholders will have the right to put their equity interest in FL Mobile Inc. to the Company at a pre-determined price if FL Mobile Inc. fails to conduct a qualified listing, within twelve months after the closing date. The put option will expire within three months after the first anniversary of the closing date. Since the occurrence of the put is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In 2015, FL Mobile Inc. failed to achieve a qualified IPO and two of the non-controlling shareholders, Bison Mobile Limited and another non-controlling shareholder required the Company to redeem the equity interests they hold. The original consideration of US$17,753 was repaid to them. They are entitled to the portion of the gain to be received from the FL divestment. As of December 31, 2016, all the remaining non-controlling shareholders, who hold 0.91% of equity interests, executed the redemption rights, the estimated redemption value of the remaining non-controlling interest was reclassified to liability as of December 31, 2016.

As of December 31, 2015 and 2016, the estimated redemption value of the mezzanine equity was US$4,211 and US$ nil respectively pursuant to the share purchase agreements. For the years ended December 31, 2015 and 2016, the accretion charge was US$1,697 and $nil respectively, and was recorded as net income attributable to the mezzanine classified non-controlling interest shareholders in the statements of comprehensive income. See Note 2 (q)-“Mezzanine Equity”.